091-62066

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91		and 9 Copies		Expires:

Estimated averag[redacted]hours per response: 2.00

RECEIVED
2007 OCT -5 AM 11:59
SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

07070913

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Adelante Shares RE Yield Plus Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

PROCESSED
OCT 18 2007
THOMSON
FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

ATY

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

October 3, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 5 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

RECEIVED
2007 OCT -5 AM 11:53
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

October 4, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) –PowerShares Exchange-Traded Fund Trust II, PowerShares Global Exchange-Traded Fund Trust, Realty Funds, Inc. and TDAX Funds, Inc.**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (Ticker Symbol PDN);
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Europe Small-Mid Portfolio (Ticker Symbol PWD);
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (Ticker Symbol PDQ);
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI Emerging Markets Portfolio (Ticker Symbol PXH);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares International Listed Private Equity Portfolio (Ticker Symbol PEP);
- Realty Funds, Inc., Adelante Shares RE Composite™ Exchange-Traded Fund (Ticker Symbol ACB);
- Realty Funds, Inc., Adelante Shares RE Classics™ Exchange-Traded Fund (Ticker Symbol ACK);
- Realty Funds, Inc., Adelante Shares RE Growth™ Exchange-Traded Fund (Ticker Symbol AGV);
- Realty Funds, Inc., Adelante Shares RE Kings™ Exchange-Traded Fund (Ticker Symbol AKB);
- Realty Funds, Inc., Adelante Shares RE Shelter™ Exchange-Traded Fund (Ticker Symbol AQS);

- Realty Funds, Inc., Adelante Shares RE Yield Plus™ Exchange-Traded Fund (Ticker Symbol ATY);
- Realty Funds, Inc., Adelante Shares RE Value™ Exchange-Traded Fund (Ticker Symbol AVU);
- TDAX Funds, Inc., TDAX Independence In-Target Exchange-Traded Fund (Ticker Symbol TDX);
- TDAX Funds, Inc., TDAX Independence 2010 Exchange-Traded Fund (Ticker Symbol TDD);
- TDAX Funds, Inc., TDAX Independence 2020 Exchange-Traded Fund (Ticker Symbol TDH;
- TDAX Funds, Inc., TDAX Independence 2030 Exchange-Traded Fund (Ticker Symbol TDN); and
- TDAX Funds, Inc., TDAX Independence 2040 Exchange-Traded Fund (Ticker Symbol TDV).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

END